Acquistion (table)	12 Months Ended
Mar. 31, 2013
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Purchase Price (net of cash received)	$5.0

Allocated as follows:
Current assets	$32.8
Property, plant and equipment	7.4
Bargain purchase gain	(2.0)
Current liabilities	(33.2)
Total	$5.0

Purchase Price (net of cash received)	$20.3

Allocated as follows:
Current assets	$13.8
Property, plant and equipment	13.9
Bargain purchase gain	(0.7)
Current liabilities	(6.7)
Total	$20.3